Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Provision for Income Taxes
a)	Provision for Income Taxes

	2018	2017
(CAD$ in millions)		(restated)
Current
Current taxes on profits for the year	$697	$1,009
Adjustments for current taxes of prior periods	(6)	(15)

Total current taxes	$691	$994

Deferred
Origination and reversal of temporary differences	$686	$436
Adjustments to deferred taxes of prior periods	(16)	23
Tax losses not recognized (recognition of previously unrecognized losses)	4	(9)
Effect due to tax legislative changes	—	(19)

Total deferred taxes	$674	$431

	$1,365	$1,425

Summary of Reconciliation of Income Taxes
b)	Reconciliation of income taxes calculated at the Canadian statutory income tax rate to the actual provision for income taxes is as follows:

	2018	2017
(CAD$ in millions)		(restated)
Tax expense at the Canadian statutory income tax rate of 27% (2017 – 26.10%)	$1,217	$1,021
Tax effect of:
Resource taxes	360	368
Resource and depletion allowances	(80)	(127)
Non-temporary differences including one-half of capital gains and losses	(157)	14
Tax pools not recognized (recognition of previously unrecognized tax pools)	4	(9)
Effect due to tax legislative changes	—	(13)
Withholding taxes	47	57
Difference in tax rates in foreign jurisdictions	2	129
Revisions to prior year estimates	(21)	12
Other	(7)	(27)

	$1,365	$1,425

Summary of Deferred Tax Expense Charged (Credited) to Income Statement
c)	The amount of deferred tax expense charged (credited) to the income statement is as follows:

	2018	2017
(CAD$ in millions)		(restated)
Net operating loss carryforwards	$234	$127
Capital allowances in excess of depreciation	(92)	775
Decommissioning and restoration provisions	264	(393)
U.S. alternative minimum tax credits	105	(31)
Unrealized foreign exchange losses	(11)	89
Withholding taxes	25	(10)
Inventories	32	(12)
Other temporary differences	117	(114)

	$674	$431

Summary of Temporary Differences Giving Rise to Deferred Income Tax Assets and Liabilities
d)	Temporary differences giving rise to deferred income tax assets and liabilities are as follows:

	December 31, 2018	December 31, 2017	January 1, 2017
(CAD$ in millions)		(restated)	(restated)
Net operating loss carryforwards	$139	$58	$32
Property, plant and equipment	(130)	(189)	35
Decommissioning and restoration provisions	94	78	—
U.S. alternative minimum tax credits	—	143	—
Other temporary differences	57	64	45

Deferred income tax assets	$160	$154	$112

Net operating loss carryforwards	$(750)	$(1,065)	$(1,218)
Property, plant and equipment	7,422	7,390	6,881
Decommissioning and restoration provisions	(474)	(754)	(439)
U.S. alternative minimum tax credits	(38)	—	(112)
Unrealized foreign exchange	(146)	(135)	(224)
Withholding taxes	104	79	89
Inventories	97	65	77
Other temporary differences	116	(1)	32

Deferred income tax liabilities	$6,331	$5,579	$5,086

Summary of Movement in Net Deferred Income Taxes Account
e)	The movement in the net deferred income taxes account is as follows:

	2018	2017
(CAD$ in millions)		(restated)
As at January 1	$5,425	$4,974
Income statement change	674	431
Tax charge relating to components of other comprehensive income	(47)	90
Foreign exchange and other differences	119	(70)

As at December 31	$6,171	$5,425